UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5582
Oppenheimer Cash Reserves
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 07/31/2008

Item 1.	Reports to Stockholders.
July 31, 2008
Oppenheimer Management
Cash Reserves Commentaries
and
Annual Report
MANAGEMENT COMMENTARIES
An Interview with Your Fund’s Manager
ANNUAL REPORT
Listing of Investments
Financial Statements
“The Fund produced a stable share price and a competitive yield during an investment environment marked by declining short-term interest rates, slowing U.S. economic growth and a continuing crisis in the credit markets.”

NOTES
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s investment strategy, allocations, and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Investors should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
8 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of
9 | OPPENHEIMER CASH RESERVES

FUND EXPENSES Continued
the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	February 1, 2008	July 31, 2008	July 31, 2008
Class A	$1,000.00	$1,011.70	$4.46
Class B	1,000.00	1,010.40	5.76
Class C	1,000.00	1,010.60	5.61
Class N	1,000.00	1,010.40	5.71

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.44	4.48
Class B	1,000.00	1,019.14	5.79
Class C	1,000.00	1,019.29	5.64
Class N	1,000.00	1,019.19	5.74
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, based on the 6-month period ended July 31, 2008 are as follows:

Class	Expense Ratios
Class A	0.89%
Class B	1.15
Class C	1.12
Class N	1.14
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Distributor that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS July 31, 2008

	Principal
Amount		Value
Certificates of Deposit—21.5%
Domestic Certificates of Deposit—2.9%
Bank of the West:
2.80%, 10/6/08	$15,000,000	$15,000,000
2.805%, 10/24/08	13,000,000	13,000,000
HSBC Bank USA NA, 2.66%, 9/5/08	10,000,000	10,000,000

		38,000,000

Yankee Certificates of Deposit—18.6%
Abbey National Treasury Services plc, Stamford, CT:
3.06%, 12/12/08	10,000,000	10,000,000
3.06%, 12/12/08	10,000,000	10,000,000
Bank of Nova Scotia, Houston, TX, 3.20%, 12/18/08	17,500,000	17,500,000
Bank of Scotland plc, New York, 2.68%, 8/14/08	10,000,000	10,000,000
Barclays Bank plc, New York, 2.70%, 8/27/08	19,000,000	19,000,000
Dexia Credit Local, New York, 2.635%, 8/18/08	3,500,000	3,500,000
Fortis Bank SA/NV, New York:
2.50%, 8/27/08	44,000,000	44,000,000
2.55%, 8/28/08	18,500,000	18,500,000
Governor & Co. of the Bank of Ireland, Stamford, CT:
2.70%, 8/15/08	15,000,000	15,000,000
2.71%, 9/5/08	8,000,000	8,000,039
2.82%, 10/14/08	1,500,000	1,500,012
2.83%, 10/3/08	18,600,000	18,600,162
Rabobank Nederland NV, New York, 2.56%, 9/11/08	7,000,000	7,000,000
Royal Bank of Canada, New York, 8/7/09[1,2]	17,000,000	17,000,000
Skandinaviska Enskilda Banken, New York, 2.48%, 8/29/08	10,000,000	10,000,000
Toronto Dominion Bank, New York:
2.82%, 11/26/08	18,500,000	18,500,000
3.13%, 1/30/09	15,000,000	15,000,000

		243,100,213

Total Certificates of Deposit (Cost $281,100,213)		281,100,213

Direct Bank Obligations—27.6%
Anglo Irish Bank Corp. plc, 2.50%, 8/4/08[3]	21,300,000	21,295,563
Bank of Scotland plc:
2.50%, 8/6/08	4,640,000	4,638,292
2.65%, 8/5/08	28,000,000	27,991,507
2.65%, 8/7/08	17,900,000	17,891,915
Danske Corp.:
2.50%, 8/4/08[3]	750,000	749,844
2.50%, 8/11/08[3]	15,500,000	15,489,193
Dexia Delaware LLC:
2.65%, 8/6/08	45,000,000	44,983,438
2.78%, 10/9/08	6,500,000	6,465,366
2.80%, 10/7/08	6,000,000	5,968,957
DnB NOR Bank ASA:
2.80%, 11/3/08	15,000,000	14,890,333
2.82%, 9/5/08	2,000,000	1,994,517
Governor & Co. of the Bank of Ireland:
2.80%, 10/15/08[3]	12,000,000	11,930,000
2.81%, 10/6/08[3]	6,000,000	5,969,090
HSBC USA, Inc.:
2.67%, 10/8/08	15,000,000	14,924,350
2.81%, 12/2/08	18,000,000	17,827,185
3.06%, 12/19/08	12,050,000	11,906,605
3.065%, 12/17/08	5,000,000	4,941,254
ING (US) Funding LLC, 2.82%, 12/5/08	14,900,000	14,752,937
Royal Bank of Canada, 2.985%, 7/15/09[1]	13,000,000	13,000,000
Santander Central Hispano Finance (Delaware), Inc.:
2.77%, 11/21/08	15,500,000	15,366,424
3.09%, 1/2/09	4,600,000	4,539,196
3.12%, 12/30/08	21,000,000	20,725,180
F1 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Continued

	Principal
Amount		Value
Direct Bank Obligations Continued
Stadshypotek Delaware, Inc.:
2.50%, 8/1/08[3]	$5,500,000	$5,500,000
2.60%, 8/12/08[3]	20,800,000	20,783,476
2.75%, 9/29/08[3]	15,000,000	14,932,396
Swedbank AB, 2.80%, 8/14/08	11,000,000	10,988,878
Swedbank Mortgage AB, 2.80%, 8/1/08	12,000,000	12,000,000

Total Direct Bank Obligations (Cost $362,445,896)		362,445,896

Letters of Credit—1.5%
Suntrust Bank, guaranteeing commercial paper of NATC California LLC, 2.80%, 10/9/08 (Cost $19,892,667)	20,000,000	19,892,667

Short-Term Notes—50.2%
Asset-Backed Securities—21.2%
Amsterdam Funding Corp., 2.76%, 9/3/08[3]	18,500,000	18,453,195
FCAR Owner Trust I:
2.81%, 8/22/08	1,000,000	998,361
2.86%, 8/20/08	20,000,000	19,969,811
FCAR Owner Trust II:
2.80%, 8/18/08	2,000,000	1,997,356
2.82%, 8/21/08	10,000,000	9,984,333
Gemini Securitization Corp.:
2.27%, 8/1/08[3]	3,100,000	3,100,000
2.55%, 8/18/08[3]	9,000,000	8,989,163
2.80%, 10/14/08[3]	18,839,000	18,730,571
2.80%, 10/20/08[3]	10,000,000	9,937,778
GOVCO, Inc.:
3.06%, 12/22/08[3]	10,000,000	9,878,450
3.06%, 12/23/08[3]	18,000,000	17,779,680
Legacy Capital LLC:
2.90%, 8/8/08	37,000,000	36,979,136
2.92%, 8/11/08	13,000,000	12,989,456
3%, 11/4/08	10,000,000	9,920,833
Lexington Parker Capital Co. LLC:
3%, 8/8/08[3]	13,000,000	12,992,417
3%, 10/10/08[3]	21,500,000	21,374,583
3%, 11/5/08[3]	16,700,000	16,566,400
3%, 11/6/08[3]	6,900,000	6,844,225
3.10%, 9/18/08[3]	4,400,000	4,381,813
Victory Receivables Corp.:
2.57%, 8/19/08[3]	6,500,000	6,490,250
2.60%, 8/13/08[3]	17,000,000	16,985,550
2.62%, 8/4/08[3]	1,900,000	1,899,585
Windmill Funding Corp., 2.69%, 8/11/08[3]	11,500,000	11,491,407

		278,734,353

Capital Markets—6.1%
Banc of America Securities LLC, 2.338%, 8/1/08[1]	15,000,000	15,000,000
BNP Paribas Finance, Inc.:
2.65%, 8/26/08	9,125,000	9,108,207
2.665%, 8/12/08	15,000,000	14,987,785
2.719%, 8/19/08[1,4]	3,000,000	3,000,233
Citigroup Funding, Inc.:
2.685%, 8/13/08[1]	8,000,000	8,000,000
2.71%, 8/29/08	30,000,000	29,936,767

		80,032,992

Commercial Finance—0.4%
Caterpillar Financial Services Corp., Series F, 2.758%, 11/26/08[1]	5,000,000	5,000,000
Consumer Finance—1.9%
American Express Credit Corp., 2.77%, 10/7/08	25,000,000	24,871,118
Food Products—2.1%
Nestle Capital Corp.:
2.395%, 3/13/09[3]	13,000,000	12,806,271
2.40%, 3/6/09[3]	14,800,000	14,585,893

		27,392,164
F2 | OPPENHEIMER CASH RESERVES

	Principal
Amount		Value
Insurance—4.1%
Jackson National Life Global Funding, Series 2004-6, 2.548%, 8/15/08[1,5]	$5,000,000	$5,000,000
Jackson National Life Global Funding, Series 2008-1, 3.016%, 2/10/09[1,4]	15,000,000	15,000,000
Metropolitan Life Global Funding I, Series 2003-5, 2.558%, 9/12/08[1,4]	8,600,000	8,600,000
Security Life of Denver, 2.663%, 8/7/08[5]	7,000,000	7,000,000
United of Omaha Life Insurance Co., 2.671%, 12/29/08[1]	18,000,000	18,000,000

		53,600,000

Leasing & Factoring—3.5%
American Honda Finance Corp.:
2.784%, 8/6/08[1,4]	3,500,000	3,500,000
2.795%, 11/20/08[1,4]	15,000,000	15,000,000
2.796%, 12/10/08[1,4]	4,000,000	4,000,000
2.98%, 5/5/09[1,4]	14,000,000	14,000,000
Toyota Motor Credit Corp., 2.746%, 9/15/08[1]	9,000,000	9,000,000

		45,500,000

Municipal—4.7%
1800 Indian Wood Ltd., Series 2005, 3.35%, 8/1/08[1]	4,275,000	4,275,000
CAS Realty, Inc., Series 2004, 3.26%, 8/1/08[1]	6,065,000	6,065,000
Chicago, IL Tax Increment Allocation Bonds, Near North Redevelopment Project, Sr. Lien, Series 1999B, 2.56%, 8/1/08[1]	4,900,000	4,900,000
Intrepid Museum Foundation Revenue Bonds, Series 2006, 2.484%, 8/1/08[1]	7,080,000	7,080,000
Luken Woodlawn LLC, Series 1998, 3.35%, 8/1/08[1]	2,525,000	2,525,000
Madison Hotel Investors I LLC, Series 2005A, 2.61%, 8/1/08[1]	7,470,000	7,470,000
MMJK Properties LLC, 3.46%, 8/1/08[1]	5,400,000	5,400,000
Nick & Nat Properties LLC, Series 2005, 3%, 9/2/08[1]	4,618,000	4,618,000
Premier Senior Living LLC, Series 2007 A-H, 3.30%, 8/1/08[1]	2,700,000	2,700,000
Ross Sinclaire Real Estate Trust LLC, 2.81%, 8/1/08[1]	2,430,000	2,430,000
S & S Firestone, Inc., 3.46%, 8/1/08[1]	4,935,000	4,935,000
Sawmill Creek Lodge Co. Ltd., Series 2006, 3.35%, 8/1/08[1]	7,785,000	7,785,000
Warren Cnty., KY Industrial Building Revenue Bonds, Pan-Ostan Co. Project, Series 2006, 2.81%, 8/1/08[1]	1,000,000	1,000,000

		61,183,000

Personal Products—4.3%
Reckitt Benckiser Treasury Services plc:
2.83%, 10/14/08[3]	21,000,000	20,877,838
2.84%, 10/2/08[3]	10,000,000	9,951,089
2.84%, 10/16/08[3]	15,000,000	14,910,067
2.85%, 10/17/08[3]	10,000,000	9,939,042
2.90%, 9/22/08[3]	1,500,000	1,493,717

		57,171,753
F3 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Continued

	Principal
Amount		Value
Special Purpose Financial—1.9%
LINKS Finance LLC:
2.656%, 8/15/08[1,5]	$10,000,000	$9,999,893
2.764%, 8/6/08[1,5]	11,000,000	10,999,976
Ticonderoga Funding LLC, 2.52%, 8/20/08	3,900,000	3,894,813

		24,894,682

Total Short-Term Notes (Cost $658,380,062)		658,380,062

Total Investments, at Value (Cost $1,321,818,838)	100.8%	1,321,818,838
Liabilities in Excess of Other Assets	(0.8)	(10,038,971)

Net Assets	100.0%	$1,311,779,867

Industry classifications are unaudited.
Footnotes to Statement of Investments
Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1.	Represents the current interest rate for a variable or increasing rate security.

2.	When-issued security or delayed delivery to be delivered and settled after July 31, 2008. See Note 1 of accompanying Notes.

3.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $367,108,546, or 27.99% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $63,100,233 or 4.81% of the Fund’s net assets as of July 31, 2008.

5.	Illiquid security. The aggregate value of illiquid securities as of July 31, 2008 was $32,999,869, which represents 2.52% of the Fund’s net assets. See Note 4 of accompanying Notes.
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES July 31, 2008

Assets
Investments, at value (cost $1,321,818,838)—see accompanying statement of investments	$1,321,818,838

Cash	3,146,853

Receivables and other assets:
Shares of beneficial interest sold	12,356,296
Interest	1,730,032
Other	106,832

Total assets	1,339,158,851

Liabilities
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis	17,000,000
Shares of beneficial interest redeemed	9,223,585
Dividends	708,648
Transfer and shareholder servicing agent fees	198,928
Distribution and service plan fees	150,487
Shareholder communications	62,424
Trustees’ compensation	4,941
Other	29,971

Total liabilities	27,378,984

Net Assets	$1,311,779,867

Composition of Net Assets
Par value of shares of beneficial interest	$1,311,733

Additional paid-in capital	1,310,455,865

Accumulated net investment income	12,597

Accumulated net realized loss on investments	(328)

Net Assets	$1,311,779,867

F5 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $558,480,418 and 558,488,112 shares of beneficial interest outstanding)	$1.00

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $155,421,880 and 155,377,395 shares of beneficial interest outstanding)	$1.00

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $318,517,074 and 318,505,633 shares of beneficial interest outstanding)	$1.00

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $279,360,495 and 279,361,496 shares of beneficial interest outstanding)	$1.00
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS For the Year Ended July 31, 2008

Investment Income
Interest	$49,554,725

Other income	47,376

Total investment income	49,602,101

Expenses
Management fees	5,353,356

Distribution and service plan fees:
Class A	1,023,481
Class B	987,256
Class C	2,033,069
Class N	1,284,106

Transfer and shareholder servicing agent fees:
Class A	1,311,162
Class B	272,654
Class C	564,439
Class N	620,529

Shareholder communications:
Class A	110,880
Class B	24,510
Class C	32,913
Class N	9,356

Trustees’ compensation	10,244

Custodian fees and expenses	7,264

Administration service fees	1,500

Other	214,796

Total expenses	13,861,515
Less reduction to custodian expenses	(306)
Less waivers and reimbursements of expenses	(1,632,451)

Net expenses	12,228,758

Net Investment Income	37,373,343

Net Increase in Net Assets Resulting from Operations	$37,373,343

See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended July 31,	2008	2007
Operations
Net investment income	$37,373,343	$40,058,695

Net realized loss	—	(328)

Net increase in net assets resulting from operations	37,373,343	40,058,367

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(17,406,527)	(19,249,071)
Class B	(3,981,506)	(4,707,545)
Class C	(8,137,759)	(6,271,095)
Class N	(7,847,551)	(9,830,986)

	(37,373,343)	(40,058,697)

Distributions from net realized gain:
Class A	—	(4,116)
Class B	—	(1,033)
Class C	—	(1,348)
Class N	—	(2,095)

	—	(8,592)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	117,787,369	(4,873,110)
Class B	50,380,373	(44,528,421)
Class C	123,958,931	25,453,519
Class N	25,729,752	18,823,566

	317,856,425	(5,124,446)

Net Assets
Total increase (decrease)	317,856,425	(5,133,368)

Beginning of period	993,923,442	999,056,810

End of period (including accumulated net investment income of $12,597 and $12,597, respectively)	$1,311,779,867	$993,923,442

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS

Class A Year Ended July 31,	2008	2007	2006	2005	2004
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.03[1]	.04[1]	.03[1]	.01[1]	—[2]
Net realized gain (loss)	—	—[2]	—	—	—[2]

Total from investment operations	.03	.04	.03	.01	—[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)	(.04)	(.03)	(.01)	—[2]
Distributions from net realized gain	—	—[2]	—	—	—

Total dividends and/or distributions to shareholders	(.03)	(.04)	(.03)	(.01)	—[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	3.45%	4.54%	3.55%	1.44%	0.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$558,480	$440,693	$445,571	$417,176	$385,393

Average net assets (in thousands)	$521,970	$432,909	$403,664	$399,517	$405,288

Ratios to average net assets:[4]
Net investment income	3.33%	4.45%	3.48%	1.46%	0.17%
Total expenses	0.94%	1.03%	1.10%	1.13%	1.22%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.89%	0.97%	0.99%	1.01%	0.99%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended July 31,	2008	2007	2006	2005	2004
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.03[1]	.04[1]	.03[1]	.01[1]	—[2]
Net realized gain (loss)	—	—[2]	—	—	—[2]

Total from investment operations	.03	.04	.03	.01	—[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)	(.04)	(.03)	(.01)	—[2]
Distributions from net realized gain	—	—[2]	—	—	—

Total dividends and/or distributions to shareholders	(.03)	(.04)	(.03)	(.01)	—[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	3.18%	4.29%	3.29%	1.20%	0.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$155,422	$105,041	$149,571	$146,132	$219,061

Average net assets (in thousands)	$131,647	$112,029	$130,319	$175,995	$247,836

Ratios to average net assets:[4]
Net investment income	3.02%	4.20%	3.21%	1.14%	0.10%
Total expenses	1.45%	1.52%	1.55%	1.56%	1.34%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%	1.21%	1.23%	1.24%	1.04%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER CASH RESERVES

Class C Year Ended July 31,	2008	2007	2006	2005	2004
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.03[1]	.04[1]	.03[1]	.01[1]	—[2]
Net realized gain (loss)	—	—[2]	—	—	—[2]

Total from investment operations	.03	.04	.03	.01	—[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)	(.04)	(.03)	(.01)	—[2]
Distributions from net realized gain	—	—[2]	—	—	—

Total dividends and/or distributions to shareholders	(.03)	(.04)	(.03)	(.01)	—[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	3.19%	4.22%	3.24%	1.16%	0.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$318,517	$194,558	$169,106	$118,410	$109,083

Average net assets (in thousands)	$271,236	$151,581	$126,260	$107,761	$97,058

Ratios to average net assets:[4]
Net investment income	3.00%	4.14%	3.23%	1.20%	0.10%
Total expenses	1.44%	1.59%	1.67%	1.65%	1.39%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.14%	1.27%	1.28%	1.29%	1.05%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS Continued

Class N Year Ended July 31,	2008	2007	2006	2005	2004
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.03[1]	.04[1]	.03[1]	.01[1]	—[2]
Net realized gain (loss)	—	—[2]	—	—	—[2]

Total from investment operations	.03	.04	.03	.01	—[2]

Dividends and/or distributions to shareholders:

Dividends from net investment income	(.03)	(.04)	(.03)	(.01)	—[2]
Distributions from net realized gain	—	—[2]	—	—	—

Total dividends and/or distributions to shareholders	(.03)	(.04)	(.03)	(.01)	—[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	3.17%	4.28%	3.26%	1.15%	0.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$279,361	$253,631	$234,809	$220,744	$57,309

Average net assets (in thousands)	$256,809	$234,641	$221,369	$143,516	$55,961

Ratios to average net assets:[4]
Net investment income	3.06%	4.19%	3.20%	1.47%	0.10%
Total expenses	1.22%	1.27%	1.35%	1.40%	1.39%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.17%	1.21%	1.26%	1.28%	1.06%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Cash Reserves (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its
F13 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of July 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$17,000,000
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

Undistributed Net	Undistributed	Accumulated Loss
Investment Income	Long-Term Gains	Carryforward[1,2,3]
$728,009	$—	$328

1.	As of July 31, 2008, the Fund had $328 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2008, details of the capital loss carryforward was as follows:

Expiring
2015	$328

2.	During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carryforward.

3.	During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
F14 | OPPENHEIMER CASH RESERVES

The tax character of distributions paid during the years ended July 31, 2008 and July 31, 2007 was as follows:

	Year Ended	Year Ended
	July 31, 2008	July 31, 2007
Distributions paid from:
Ordinary income	$37,373,343	$40,067,289
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
F15 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2008		Year Ended July 31, 2007
	Shares	Amount	Shares	Amount
Class A
Sold	645,598,471	$645,598,471	412,807,416	$412,807,416
Dividends and/or distributions reinvested	16,467,643	16,467,643	18,171,756	18,171,753
Redeemed	(544,278,745)	(544,278,745)	(435,852,422)	(435,852,279)

Net increase (decrease)	117,787,369	$117,787,369	(4,873,250)	$(4,873,110)

Class B
Sold	197,124,134	$197,124,135	98,358,414	$98,358,414
Dividends and/or distributions reinvested	3,669,161	3,669,161	4,303,886	4,303,886
Redeemed	(150,412,915)	(150,412,923)	(147,190,704)	(147,190,721)

Net increase (decrease)	50,380,380	$50,380,373	(44,528,404)	$(44,528,421)

Class C
Sold	455,450,231	$455,450,725	200,059,729	$200,059,729
Dividends and/or distributions reinvested	7,444,338	7,443,844	5,899,619	5,899,619
Redeemed	(338,935,831)	(338,935,638)	(180,505,829)	(180,505,829)

Net increase	123,958,738	$123,958,931	25,453,519	$25,453,519

F16 | OPPENHEIMER CASH RESERVES

	Year Ended July 31, 2008		Year Ended July 31, 2007
	Shares	Amount	Shares	Amount
Class N
Sold	197,386,918	$197,386,918	160,915,111	$160,915,111
Dividends and/or distributions reinvested	7,740,079	7,740,079	9,704,113	9,704,118
Redeemed	(179,397,245)	(179,397,245)	(151,795,658)	(151,795,663)

Net increase	25,729,752	$25,729,752	18,823,566	$18,823,566

3. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $250 million	0.500%
Next $250 million	0.475
Next $250 million	0.450
Next $250 million	0.425
Over $1 billion	0.400
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2008, the Fund paid $2,787,384 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B shares and Class C shares and for Class N shares,
F17 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued
3. Fees and Other Transactions with Affiliates Continued
the Fund pays the Distributor an annual service fees of 0.25% and an annual asset-based sales charge of 0.25%. Effective January 1, 2003, the Fund decreased the asset-based sales charge on Class B and Class C shares to 0.50% of average daily net assets per annum. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2008 for Class N shares were $8,393,948. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Contingent deferred sales charges (CDSC) do not represent an expense of the Fund. They are deducted from the proceeds of redemptions of Fund shares prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

	Class A	Class B	Class C	Class N
	Contingent	Contingent	Contingent	Contingent
	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor
July 31, 2008	$108,552	$65,395	$19,059	$1,858
Waivers and Reimbursements of Expenses. Effective December 6, 2002, the Manager has agreed to limit the Fund’s management fee to 0.40% of the Fund’s average net assets for each class of shares. As a result of this limitation the Fund was reimbursed $625,676 for the year ended July 31, 2008.
     Effective January 1, 2003, the Distributor voluntarily agreed to reduce Class B and Class C Distribution and/or Service (12b-1) Fees it is entitled to receive by 0.25% of the average annual net assets for each respective class of shares. During the year ended July 31, 2008, the Distributor waived $329,085 and $677,690 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.
     Transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. This undertaking may be amended or withdrawn at any time.
F18 | OPPENHEIMER CASH RESERVES

4. Illiquid Securities
As of July 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
5. Recent Accounting Pronouncements
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
     In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
6. Change in Independent Registered Public Accounting Firm (Unaudited)
At a meeting held on August 20, 2008, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund for fiscal year 2009, replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal 2008 audit. During the two most recent fiscal years the audit reports of Deloitte & Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in connection with its reports.
F19 | OPPENHEIMER CASH RESERVES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of Oppenheimer Cash Reserves:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Cash Reserves (the “Fund”), including the statement of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Denver, Colorado
September 12, 2008
F20 | OPPENHEIMER CASH RESERVES

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended July 31, 2008, $37,375,856 or 100% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
11 | OPPENHEIMER CASH RESERVES

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
12 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees (since 2003), Trustee (since 2000) Age: 71	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (non-profit) (since 1991); Former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992- 1997); U.S. Senator (January 1979-January 1991). Oversees 39 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 1998) Age: 72	Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 2000) Age: 70	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000-June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (financial services firm) (July 1994-June 1998). Oversees 39 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 1990) Age: 66	Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following:

Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 39 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 1996) Age: 67	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 39 portfolios in the OppenheimerFunds complex.
13 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS Unaudited / Continued

Beverly L. Hamilton, Trustee (since 2002) Age: 61	Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 39 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2002) Age: 64	Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996- April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 39 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2000) Age: 66	Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee of Worcester Polytech Institute (since 1985); Chairman (since 1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 41 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 59	Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
14 | OPPENHEIMER CASH RESERVES

John V. Murphy, Continued	Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 103 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr. Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, for Messrs. Vandehey, Wixted, Petersen, Szilagyi and Mss. Wolf and Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Carol E. Wolf, Vice President and Portfolio Manager (since 1998) Age: 56	Senior Vice President of the Manager (since June 2000) and of HarbourView Asset Management Corporation (since June 2003); formerly Vice President of OppenheimerFunds, Inc. (June 1990-June 2000). An officer of 9 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 48	Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian S. Petersen, Assistant Treasurer (since 2004) Age: 38	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002). An officer of 103 portfolios in the OppenheimerFunds complex.
15 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS Unaudited / Continued

Brian C. Szilagyi, Assistant Treasurer (since 2005) Age: 38	Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Lisa I. Bloomberg, Assistant Secretary (since 2004) Age: 40	Vice President (since May 2004) and Deputy General Counsel (since May 2008); of the Manager; Associate Counsel of the Manager (May 2004-May 2008); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 103 portfolios in the OppenheimerFunds complex.

Kathleen T. Ives, Assistant Secretary (since 2001) Age: 42	Vice President (since June 1998), Deputy General Counsel (since May 2008) and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Senior Counsel of the Manager (October 2003-May 2008). An officer of 103 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request by calling 1.800.525.7048.
16 | OPPENHEIMER CASH RESERVES

Item 2.	Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.	Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, and Edward L. Cameron, a member of the Board’s Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are “independent” for purposes of this Item 3.

Item 4.	Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $19,900 in fiscal 2008 and $19,350 in fiscal 2007.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during in fiscal 2008 and $32,732 in fiscal 2007 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.
The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.
Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.
(2) 100%
(f)	Not applicable as less than 50%.
(g)	The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.
(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5.	Audit Committee of Listed Registrants
Not applicable.

Item 6.	Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;
•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and
•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.	Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Exhibit attached hereto.
(2)	Exhibits attached hereto.
(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date: 09/12/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date: 09/12/2008

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 09/12/2008